3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Recorded Investment With no related allowance recorded	$ 1,190,470	$ 4,084,204
Unpaid Principal Balance With no related allowance recorded	1,478,230	4,603,518
Average Recorded Investment With no related allowance recorded	2,136,592	3,686,066
Recorded Investment With an allowance recorded	716,272	407,792
Unpaid Principal Balance With an allowance recorded	791,533	466,478
Related Allowance With an allowance recorded	207,400	139,700
Average Recorded Investment With an allowance recorded	682,338	461,741
Recorded Investment allowance recorded	1,906,742	4,491,996
Unpaid Principal Balance allowance recorded	2,269,763	5,069,996
Related Allowance recorded	207,400	139,700
Average Recorded Investment Allowance recorded	2,818,930	4,147,807
Commercial and industrial
Recorded Investment With no related allowance recorded	48,385	286,436
Unpaid Principal Balance With no related allowance recorded	62,498	366,387
Average Recorded Investment With no related allowance recorded	183,925	446,817
Recorded Investment With an allowance recorded		0
Unpaid Principal Balance With an allowance recorded		0
Related Allowance With an allowance recorded		0
Average Recorded Investment With an allowance recorded		37,359
Related Allowance recorded		0
Commercial Real Estate
Recorded Investment With no related allowance recorded	467,238	2,551,748
Unpaid Principal Balance With no related allowance recorded	521,991	2,776,729
Average Recorded Investment With no related allowance recorded	1,059,542	2,151,713
Recorded Investment With an allowance recorded	220,257	0
Unpaid Principal Balance With an allowance recorded	232,073	0
Related Allowance With an allowance recorded	86,400	0
Average Recorded Investment With an allowance recorded	89,664	40,902
Related Allowance recorded	86,400	0
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	674,847	1,246,020
Unpaid Principal Balance With no related allowance recorded	893,741	1,460,402
Average Recorded Investment With no related allowance recorded	877,237	973,572
Recorded Investment With an allowance recorded	271,962	173,788
Unpaid Principal Balance With an allowance recorded	275,118	182,251
Related Allowance With an allowance recorded	6,200	25,100
Average Recorded Investment With an allowance recorded	350,709	228,273
Related Allowance recorded	6,200	25,100
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	0	0
Unpaid Principal Balance With no related allowance recorded	0	0
Average Recorded Investment With no related allowance recorded	15,888	113,964
Recorded Investment With an allowance recorded	224,053	234,004
Unpaid Principal Balance With an allowance recorded	284,342	284,227
Related Allowance With an allowance recorded	114,800	114,600
Average Recorded Investment With an allowance recorded	241,965	155,207
Related Allowance recorded	$ 114,800	$ 114,600